Insurance Net Investment Result - Summary of Interest Revenue on Financial Instruments Calculated Using the Effective Interest Method (Detail) - Income Or Loss From Insurance And Investment Contracts [Member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Calculated Using The Effective Interest Method [Line Items]
Interest revenue on financial instruments calculated using effective interest method	€ 2,720	€ 2,738	€ 2,898
Insurance Contracts With Direct Participating Features [Member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Calculated Using The Effective Interest Method [Line Items]
Interest revenue on financial instruments calculated using effective interest method	0	0	0
Insurance Contracts Without Direct Participating Features [Member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Calculated Using The Effective Interest Method [Line Items]
Interest revenue on financial instruments calculated using effective interest method	2,720	2,738	2,898
Investment Contracts With Direct Participating Features [Member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Calculated Using The Effective Interest Method [Line Items]
Interest revenue on financial instruments calculated using effective interest method	0	0	0
Debt Securities And Money Market Instruments [Member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Calculated Using The Effective Interest Method [Line Items]
Interest revenue on financial instruments calculated using effective interest method	2,233	2,166	2,479
Debt Securities And Money Market Instruments [Member] | Insurance Contracts With Direct Participating Features [Member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Calculated Using The Effective Interest Method [Line Items]
Interest revenue on financial instruments calculated using effective interest method	0	0	0
Debt Securities And Money Market Instruments [Member] | Insurance Contracts Without Direct Participating Features [Member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Calculated Using The Effective Interest Method [Line Items]
Interest revenue on financial instruments calculated using effective interest method	2,233	2,166	2,479
Debt Securities And Money Market Instruments [Member] | Investment Contracts With Direct Participating Features [Member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Calculated Using The Effective Interest Method [Line Items]
Interest revenue on financial instruments calculated using effective interest method	0	0	0
Loans [member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Calculated Using The Effective Interest Method [Line Items]
Interest revenue on financial instruments calculated using effective interest method	428	433	425
Loans [member] | Insurance Contracts With Direct Participating Features [Member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Calculated Using The Effective Interest Method [Line Items]
Interest revenue on financial instruments calculated using effective interest method	0	0	0
Loans [member] | Insurance Contracts Without Direct Participating Features [Member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Calculated Using The Effective Interest Method [Line Items]
Interest revenue on financial instruments calculated using effective interest method	428	433	425
Loans [member] | Investment Contracts With Direct Participating Features [Member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Calculated Using The Effective Interest Method [Line Items]
Interest revenue on financial instruments calculated using effective interest method	0	0	0
Other [member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Calculated Using The Effective Interest Method [Line Items]
Interest revenue on financial instruments calculated using effective interest method	60	139	(6)
Other [member] | Insurance Contracts With Direct Participating Features [Member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Calculated Using The Effective Interest Method [Line Items]
Interest revenue on financial instruments calculated using effective interest method	0	0	0
Other [member] | Insurance Contracts Without Direct Participating Features [Member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Calculated Using The Effective Interest Method [Line Items]
Interest revenue on financial instruments calculated using effective interest method	60	139	(6)
Other [member] | Investment Contracts With Direct Participating Features [Member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Calculated Using The Effective Interest Method [Line Items]
Interest revenue on financial instruments calculated using effective interest method	€ 0	€ 0	€ 0